CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - USD ($)	Common Previously Reported	Common Revision of Prior Period, Adjustment	Common	Additional Paid-In Capital Previously Reported	Additional Paid-In Capital Revision of Prior Period, Adjustment	Additional Paid-In Capital	Accumulated Deficit Previously Reported	Accumulated Deficit Revision of Prior Period, Adjustment	Accumulated Deficit	Previously Reported	Revision of Prior Period, Adjustment	Series E Preferred Stock	Total
Temporary equity, beginning balance (in shares) at Dec. 31, 2018										35,451,667	(1,779,622)		33,672,045
Temporary equity, beginning balance at Dec. 31, 2018										$ 271,051,511			$ 271,051,511
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series D preferred stock for cash (in shares)													915,038
Issuance of Series D preferred stock for cash													$ 10,000,000
Retroactive application of recapitalization (in shares)													(45,933)
Preferred stock issuance costs													$ (21,308)
Other adjustments													$ 1
Temporary equity, ending balance (in shares) at Dec. 31, 2019										36,366,705	(1,825,555)		34,541,150
Temporary equity, ending balance at Dec. 31, 2019										$ 282,185,326			$ 282,185,326
Beginning balance (in shares) at Dec. 31, 2018	9,722,081	(488,022)	9,234,059
Beginning balance at Dec. 31, 2018	$ 98	$ 825	$ 923	$ 4,812,099	$ (825)	$ 4,811,274	$ (215,586,910)		$ (215,586,910)	(210,774,713)			(210,774,713)
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Stock-based compensation						2,286,349							$ 2,286,349
Exercises of common stock options (in shares)			111,482										105,867
Exercises of common stock options			$ 11			102,309							$ 102,320
Retroactive application of recapitalization (in shares)			(5,615)
Series C-3 preferred stock remeasurement						(1,155,122)							1,155,122
Other adjustments						(1)							(1)
Net loss									(65,402,000)				(65,402,000)
Ending balance (in shares) at Dec. 31, 2019	9,833,563	(493,637)	9,339,926
Ending balance at Dec. 31, 2019	$ 99	$ 835	$ 934	6,045,644	(835)	6,044,809	(280,988,910)		(280,988,910)	$ (274,943,167)			$ (274,943,167)
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series D preferred stock for cash (in shares)													4,233,043
Issuance of Series D preferred stock for cash													$ 30,000,000
Issuance of Series E preferred stock for conversion of convertible promissory notes (in shares)													1,783,768
Issuance of Series E preferred stock for conversion of convertible promissory notes													$ 12,644,170
Retroactive application of recapitalization (in shares)													(302,035)
Preferred stock issuance costs													$ (719,033)
Other adjustments													$ 1
Temporary equity, ending balance (in shares) at Dec. 31, 2020										42,383,516	(2,127,590)		40,255,926
Temporary equity, ending balance at Dec. 31, 2020										$ 325,200,758	$ 0		$ 325,200,758
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Stock-based compensation						1,956,009							$ 1,956,009
Exercises of common stock options (in shares)			55,213										52,435
Exercises of common stock options			$ 5			71,754							$ 71,759
Retroactive application of recapitalization (in shares)			(2,778)
Series C-3 preferred stock remeasurement						(1,090,294)							1,090,294
Other adjustments						(122)			(3)				(125)
Net loss									(34,436,576)				(34,436,576)
Ending balance (in shares) at Dec. 31, 2020	9,888,776	(496,415)	9,392,361
Ending balance at Dec. 31, 2020	$ 99	$ 840	$ 939	6,982,996	(840)	6,982,156	(315,425,489)	$ 0	(315,425,489)	$ (308,442,394)	$ 0		$ (308,442,394)
Temporary equity, ending balance (in shares) at Mar. 31, 2021													40,255,926
Temporary equity, ending balance at Mar. 31, 2021													$ 325,602,000
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Stock-based compensation						375,000							375,000
Exercises of common stock options (in shares)			38,430
Exercises of common stock options						68,000							68,000
Retroactive application of recapitalization (in shares)			1,904
Series C-3 preferred stock remeasurement						401,000							401,000
Net loss									(14,205,000)				(14,205,000)
Ending balance (in shares) at Mar. 31, 2021			9,428,887
Ending balance at Mar. 31, 2021			$ 1,000			7,024,000			(329,630,000)				$ (322,605,000)
Temporary equity, beginning balance (in shares) at Dec. 31, 2020										42,383,516	(2,127,590)		40,255,926
Temporary equity, beginning balance at Dec. 31, 2020										$ 325,200,758	$ 0		$ 325,200,758
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series E preferred stock for conversion of convertible promissory notes (in shares)												(40,255,926)
Issuance of Series E preferred stock for conversion of convertible promissory notes												$ (325,200,758)
Temporary equity, ending balance (in shares) at Dec. 31, 2021													0
Temporary equity, ending balance at Dec. 31, 2021													$ 0
Beginning balance (in shares) at Dec. 31, 2020	9,888,776	(496,415)	9,392,361
Beginning balance at Dec. 31, 2020	$ 99	$ 840	$ 939	$ 6,982,996	$ (840)	6,982,156	$ (315,425,489)	$ 0	(315,425,489)	$ (308,442,394)	$ 0		(308,442,394)
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Stock-based compensation						4,005,355							$ 4,005,355
Exercises of common stock options (in shares)			370,053										351,462
Exercises of common stock options			$ 36			768,050							$ 768,086
Retroactive application of recapitalization (in shares)			(18,591)
Exercise and conversion of warrants (in shares)			58,760
Exercise and conversion of warrants			$ 6			587,172							$ 587,178
Conversion of preferred stock (in shares)			41,289,869										41,289,869
Conversion of preferred stock			$ 4,129			325,196,629							$ 325,200,758
Reverse capitalization, net of transaction costs (in shares)			15,554,790
Reverse recapitalization, net of transaction costs			$ 1,555			65,421,379							65,422,934
Sponsor Earnout Shares liability						(19,895,062)							(19,895,062)
Other adjustments						157			(120)				37
Net loss									(69,222,605)				(69,222,605)
Ending balance (in shares) at Dec. 31, 2021			66,647,242
Ending balance at Dec. 31, 2021			$ 6,665			383,065,836			(384,648,214)				$ (1,575,000)
Temporary equity, ending balance (in shares) at Mar. 31, 2022													0
Temporary equity, ending balance at Mar. 31, 2022													$ 0
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Stock-based compensation						5,180,000							5,180,000
Exercise and conversion of warrants (in shares)			821
Exercise and conversion of warrants						11,000							11,000
Net loss									(36,211,000)				(36,211,000)
Ending balance (in shares) at Mar. 31, 2022			66,915,204
Ending balance at Mar. 31, 2022			$ 7,000			$ 391,257,000			$ (420,859,000)				$ (29,595,000)